UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Time charter revenues		$ 99,449	$ 106,479	$ 328,081	$ 304,736
Time charter revenues from related parties	[1]	6,186	7,360	14,908	21,920
Total operating revenues		105,635	113,839	342,989	326,656
Vessel operating expenses	[1]	17,198	13,430	52,894	46,496
Voyage and commission expenses		3,853	1,225	7,475	4,473
Administrative expenses	[1]	4,933	2,299	9,753	5,926
Depreciation and amortization		26,356	25,274	77,254	75,182
Total operating expenses		52,340	42,228	147,376	132,077
Operating income		53,295	71,611	195,613	194,579
Other non-operating income		922	0	922	0
Financial income (expenses)
Interest income	[1]	2,105	1,199	4,725	3,326
Interest expense		(19,876)	(16,344)	(56,979)	(49,954)
Other financial items		(2,034)	7,641	(16,647)	(23,301)
Net financial expenses		(19,805)	(7,504)	(68,901)	(69,929)
Income before tax		34,412	64,107	127,634	124,650
Tax		(4,378)	(4,573)	(12,521)	(14,036)
Net income		30,034	59,534	115,113	110,614
Less: Net income attributable to non-controlling interests		(3,491)	(3,538)	(11,188)	(9,886)
Net income attributable to Golar LNG Partners LP Owners		$ 26,543	$ 55,996	$ 103,925	$ 100,728
Earnings per unit
Common unit (basic) (in dollars per share)		$ 0.38	$ 0.72	$ 1.48	$ 1.66
Common unit (diluted) (in dollars per share)		0.37	0.72	1.47	1.66
Cash distributions declared and paid per unit in the period (in dollars per share)		$ 0.58	$ 0.58	$ 1.73	$ 1.73

[1]	This includes amounts arising from transactions with related parties (see note 10).